Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration by Director (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Remuneration of key personnel
Attendance fees	€ 1,094	€ 872
Fixed salary	6,317	7,517
Variable compensation, immediate payments, cash	2,572	3,254
Variable compensation, immediate payments, in shares	2,572	3,254
Deferred variable compensation, cash	1,543	1,952
Deferred variable compensation, in shares	1,543	1,952
Total Short-term and deferred (not subject to long term goals) salaries	14,547	17,929
Pension	2,003	2,284
Other remuneration	5,772	2,932
Total remuneration	27,187	27,761
Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Attendance fees	59
Fixed salary	3,176
Variable compensation, immediate payments, cash	1,302
Variable compensation, immediate payments, in shares	1,302
Deferred variable compensation, cash	781
Deferred variable compensation, in shares	781
Total Short-term and deferred (not subject to long term goals) salaries	7,342
Pension	1,145
Other remuneration	1,132
Total remuneration	9,953	10,483
Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Attendance fees	53
Fixed salary	2,541
Variable compensation, immediate payments, cash	870
Variable compensation, immediate payments, in shares	870
Deferred variable compensation, cash	522
Deferred variable compensation, in shares	522
Total Short-term and deferred (not subject to long term goals) salaries	5,325
Pension	858
Other remuneration	1,774
Total remuneration	8,270	8,645
Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Attendance fees	87
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	700	732
Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Attendance fees	56
Fixed salary	600
Variable compensation, immediate payments, cash	400
Variable compensation, immediate payments, in shares	400
Deferred variable compensation, cash	240
Deferred variable compensation, in shares	240
Total Short-term and deferred (not subject to long term goals) salaries	1,880
Pension	0
Other remuneration	2,775
Total remuneration	4,875	4,830
Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Attendance fees	89
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	399	441
Ms. Homaira Akbari
Remuneration of key personnel
Attendance fees	81
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	226	199
Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Attendance fees	93
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	91
Total remuneration	524	513
Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Attendance fees	47
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	137	121
Ms. Sol Daurella Comadran
Remuneration of key personnel
Attendance fees	85
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	240	215
Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Attendance fees	79
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	228	196
Mrs. Belen Romana Garcia
Remuneration of key personnel
Attendance fees	100
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	525	414
Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Attendance fees	95
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	500	450
Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Attendance fees	61
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	276	148
Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Attendance fees	33
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	86	0
Ms. Pamela Ann Walkden
Remuneration of key personnel
Attendance fees	11
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	34	0
Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Attendance fees	65
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	214	266
Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Attendance fees	0
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	0	108
Members of the board of directors
Remuneration of key personnel
Annual emoluments	1,794	1,763
Members of the board of directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	90
Members of the board of directors | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	90
Members of the board of directors | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	393
Members of the board of directors | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	90
Members of the board of directors | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	90
Members of the board of directors | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	90
Members of the board of directors | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	90
Members of the board of directors | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	90
Members of the board of directors | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	90
Members of the board of directors | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	90
Members of the board of directors | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	160
Members of the board of directors | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	140
Members of the board of directors | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	160
Members of the board of directors | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	41
Members of the board of directors | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	16
Members of the board of directors | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	74
Members of the board of directors | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee
Remuneration of key personnel
Annual emoluments	1,247	1,275
Members of the executive committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	57
Members of the executive committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee
Remuneration of key personnel
Annual emoluments	168	160
Members of the audit committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	40
Members of the audit committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	40
Members of the audit committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	40
Members of the audit committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	8
Members of the audit committee | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	7
Members of the audit committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	33
Members of the audit committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee
Remuneration of key personnel
Annual emoluments	117	113
Members of the appointments committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	25
Members of the appointments committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	17
Members of the appointments committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	25
Members of the appointments committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	25
Members of the appointments committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	4
Members of the appointments committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	21
Members of the appointments committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee
Remuneration of key personnel
Annual emoluments	125	125
Members of the remuneration committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	25
Members of the remuneration committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	25
Members of the remuneration committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	25
Members of the remuneration committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	25
Members of the remuneration committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	4
Members of the remuneration committee | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	21
Members of the remuneration committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee
Remuneration of key personnel
Annual emoluments	200	247
Members of the risk supervision, regulation and compliance oversight committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee
Remuneration of key personnel
Annual emoluments	120	61
Members of the responsible banking sustainability and culture committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	15
Members of the responsible banking sustainability and culture committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	15
Members of the responsible banking sustainability and culture committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	15
Members of the responsible banking sustainability and culture committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	15
Members of the responsible banking sustainability and culture committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	15
Members of the responsible banking sustainability and culture committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	15
Members of the responsible banking sustainability and culture committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	15
Members of the responsible banking sustainability and culture committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	15
Members of the responsible banking sustainability and culture committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Ms. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	€ 0
Directors
Remuneration of key personnel
Pension		€ 0	€ 0	€ 0